PGIM Quant Solutions Strategic Alpha International Equity ETF

Schedule of Investments (unaudited)

as of May 31, 2022

Description	Shares	Value
LONG-TERM INVESTMENTS 98.4%
COMMON STOCKS 97.7%
Australia 6.0%
Ampol Ltd.	4,146	$99,259
Aristocrat Leisure Ltd.	3,382	82,011
Aurizon Holdings Ltd.	32,089	92,575
Australia & New Zealand Banking Group Ltd.	4,324	77,702
BHP Group Ltd.	2,263	72,448
BlueScope Steel Ltd.	5,584	72,934
Brambles Ltd.	11,150	87,060
Cochlear Ltd.	526	84,168
Coles Group Ltd.	6,633	83,446
Dexus	11,619	87,386
Endeavour Group Ltd.	16,044	83,591
Fortescue Metals Group Ltd.	5,471	78,957
Lottery Corp. Ltd. (The)*	21,745	73,969
National Australia Bank Ltd.	3,702	83,050
REA Group Ltd.	900	72,733
Reece Ltd.	6,596	75,880
Rio Tinto Ltd.	984	80,821
Scentre Group	38,054	78,378
Sonic Healthcare Ltd.	3,358	88,346
Stockland	26,028	74,716
Suncorp Group Ltd.	10,737	87,456
Tabcorp Holdings Ltd.	21,745	14,513
Telstra Corp. Ltd.	28,615	79,678
Treasury Wine Estates Ltd.	10,459	89,320
Vicinity Centres	63,154	85,659
Wesfarmers Ltd.	2,277	77,113
Woodside Energy Group Ltd.	408	8,714
Woolworths Group Ltd.	3,314	82,408

		2,154,291

Austria 0.6%
OMV AG	1,833	107,049
voestalpine AG	3,099	90,759

		197,808

Belgium 0.7%
Proximus SADP	4,940	85,251
Solvay SA	910	88,998
UCB SA	747	65,888

		240,137

Denmark 1.9%
AP Moller - Maersk A/S,
(Class A Stock)	33	95,335
(Class B Stock)	32	93,370
Carlsberg A/S (Class B Stock)	745	94,842
Coloplast A/S (Class B Stock)	581	69,101
Demant A/S*	1,948	85,765
Genmab A/S*	237	72,264
Novo Nordisk A/S (Class B Stock)	843	93,389

PGIM Quant Solutions Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Shares	Value
COMMON STOCKS (Continued)
Denmark (cont’d.)
Rockwool A/S (Class B Stock)	270	$75,177

		679,243

Finland 0.5%
Elisa OYJ	1,479	83,676
Nokia OYJ	15,951	80,158

		163,834

France 7.7%
Amundi SA, 144A	1,313	76,328
BioMerieux	822	86,393
Bollore SE	16,950	90,256
Bouygues SA	2,447	84,405
Bureau Veritas SA	2,874	82,904
Carrefour SA*	4,220	86,213
Cie de Saint-Gobain	1,490	88,137
Cie Generale des Etablissements Michelin SCA	659	85,781
CNP Assurances	3,730	83,691
Danone SA	1,623	95,360
Dassault Aviation SA	557	94,299
Eiffage SA	872	86,218
Electricite de France SA	9,586	84,983
Engie SA	6,450	86,527
EssilorLuxottica SA	440	70,878
Euroapi SA*	37	538
Gecina SA	698	81,978
Hermes International	63	75,073
Ipsen SA	695	69,538
Kering SA	139	76,059
Klepierre SA	3,497	79,664
La Francaise des Jeux SAEM, 144A	2,262	82,419
Legrand SA	934	80,777
L’Oreal SA	219	77,245
Orange SA	7,607	95,123
Publicis Groupe SA	1,405	76,744
Remy Cointreau SA	430	79,077
Sanofi	854	91,113
Schneider Electric SE	521	72,175
SEB SA	615	65,495
Thales SA	702	85,613
TotalEnergies SE	1,679	100,200
Vivendi SE	6,364	75,836
Wendel SE	870	89,430

		2,736,470

Germany 6.2%
adidas AG	383	75,844
BASF SE	1,570	86,448
Bayer AG	1,251	89,418
Bayerische Motoren Werke AG	1,020	88,292
Bechtle AG	1,592	70,996
Brenntag SE	1,120	86,523

Description	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Covestro AG, 144A	1,767	$80,621
Deutsche Post AG	1,924	79,533
Deutsche Telekom AG	4,988	102,407
Evonik Industries AG	3,261	87,276
Fresenius Medical Care AG & Co. KGaA	1,433	87,135
Fresenius SE & Co. KGaA	2,464	84,330
GEA Group AG	2,150	85,747
HeidelbergCement AG	1,556	90,371
Henkel AG & Co. KGaA	1,355	91,280
KION Group AG	1,346	65,993
Knorr-Bremse AG	1,156	78,904
LANXESS AG	2,065	96,146
LEG Immobilien SE	773	79,550
Mercedes-Benz Group AG	1,267	90,044
Merck KGaA	433	81,348
Puma SE	1,033	76,763
Scout24 SE, 144A	1,519	94,027
Telefonica Deutschland Holding AG	35,034	111,290
United Internet AG	2,611	85,605
Volkswagen AG	356	80,029

		2,225,920

Hong Kong 4.3%
Chow Tai Fook Jewellery Group Ltd.	48,267	83,529
CK Asset Holdings Ltd.	12,690	82,878
CK Hutchison Holdings Ltd.	12,184	86,483
CK Infrastructure Holdings Ltd.	13,093	87,679
CLP Holdings Ltd.	8,441	84,171
Henderson Land Development Co. Ltd.	22,820	96,838
HK Electric Investments & HK Electric Investments Ltd.	96,956	92,790
HKT Trust & HKT Ltd.	66,768	91,892
Hongkong Land Holdings Ltd.	17,139	79,525
Jardine Matheson Holdings Ltd.	1,566	90,891
Link REIT	10,177	92,145
New World Development Co. Ltd.	22,343	85,133
Power Assets Holdings Ltd.	13,613	88,906
Sino Land Co. Ltd.	66,712	94,535
Swire Pacific Ltd. (Class A Stock)	15,496	94,194
WH Group Ltd., 144A	137,845	105,748
Xinyi Glass Holdings Ltd.	35,985	91,439

		1,528,776

Ireland 1.1%
CRH PLC	2,223	92,179
DCC PLC	1,094	77,336
James Hardie Industries PLC	2,960	76,685
Kerry Group PLC (Class A Stock)	797	82,482
Smurfit Kappa Group PLC	1,806	73,210

		401,892

Israel 0.9%
Azrieli Group Ltd.	974	73,026

PGIM Quant Solutions Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Shares	Value
COMMON STOCKS (Continued)
Israel (cont’d.)
Bank Hapoalim BM	8,357	$77,365
Check Point Software Technologies Ltd.*	634	79,301
Nice Ltd.*	386	77,947

		307,639

Italy 2.2%
Atlantia SpA	4,373	105,958
DiaSorin SpA	558	73,383
Enel SpA	13,332	86,505
Eni SpA	6,060	92,368
Moncler SpA	1,548	74,285
Prysmian SpA	2,595	83,743
Recordati Industria Chimica e Farmaceutica SpA	1,724	77,141
Snam SpA	14,332	83,239
Terna - Rete Elettrica Nazionale	10,653	90,234

		766,856

Japan 36.9%
Advantest Corp.	1,172	81,025
AGC, Inc.	2,214	83,497
Aisin Corp.	2,661	87,332
Ajinomoto Co., Inc.	3,132	76,247
Asahi Kasei Corp.	10,274	83,239
Astellas Pharma, Inc.	5,369	86,018
Bandai Namco Holdings, Inc.	1,189	88,897
Bridgestone Corp.	2,323	91,722
Brother Industries Ltd.	4,399	81,224
Canon, Inc.	3,423	86,203
Capcom Co. Ltd.	3,592	102,122
Chiba Bank Ltd. (The)	15,477	79,468
Chubu Electric Power Co., Inc.	9,232	92,582
Chugai Pharmaceutical Co. Ltd.	2,595	71,116
Concordia Financial Group Ltd.	24,054	81,279
Dai Nippon Printing Co. Ltd.	3,833	87,537
Daiichi Sankyo Co. Ltd.	3,972	105,490
Daito Trust Construction Co. Ltd.	837	74,120
Daiwa House Industry Co. Ltd.	3,257	78,557
Daiwa House REIT Investment Corp. (Class A Stock)	33	81,644
Daiwa Securities Group, Inc.	15,035	73,087
Dentsu Group, Inc.	2,346	78,361
Disco Corp.	331	90,248
Eisai Co. Ltd.	1,889	77,740
ENEOS Holdings, Inc.	22,596	91,483
FANUC Corp.	502	82,299
Fast Retailing Co. Ltd.	179	86,139
Fuji Electric Co. Ltd.	1,826	86,382
FUJIFILM Holdings Corp.	1,461	80,657
Fujitsu Ltd.	584	87,758
Hamamatsu Photonics KK	1,688	79,067
Hikari Tsushin, Inc.	726	82,337
Hirose Electric Co. Ltd.	614	85,469

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Hitachi Construction Machinery Co. Ltd.	3,468	$81,491
Hitachi Ltd.	1,620	84,627
Hitachi Metals Ltd.*	5,075	81,564
Honda Motor Co. Ltd.	3,182	78,774
Hoshizaki Corp.	1,291	76,516
Hoya Corp.	766	82,172
Hulic Co. Ltd.	9,860	80,727
Idemitsu Kosan Co. Ltd.	3,364	91,459
Iida Group Holdings Co. Ltd.	5,078	80,271
Inpex Corp.	7,535	98,274
Isuzu Motors Ltd.	6,843	80,318
ITOCHU Corp.	2,807	80,568
Japan Metropolitan Fund Invest	101	85,438
Japan Post Bank Co. Ltd.	11,161	85,397
Japan Post Holdings Co. Ltd.	11,645	86,803
Japan Post Insurance Co. Ltd.	5,082	83,927
Japan Real Estate Investment Corp.	16	79,419
Japan Tobacco, Inc.	5,147	93,576
JFE Holdings, Inc.	6,630	81,732
Kajima Corp.	7,177	77,270
Kansai Electric Power Co., Inc. (The)	10,232	99,669
KDDI Corp.	2,688	93,668
Kikkoman Corp.	1,350	71,938
Kirin Holdings Co. Ltd.	5,440	84,198
Komatsu Ltd.	3,475	86,271
Konami Holdings Corp.	1,372	93,786
Kubota Corp.	4,820	88,886
Kurita Water Industries Ltd.	2,456	95,104
Kyocera Corp.	1,533	86,537
Lion Corp.	8,036	89,826
Lixil Corp.	4,784	91,380
Marubeni Corp.	7,830	82,323
Mazda Motor Corp.	11,408	96,503
Medipal Holdings Corp.	4,860	68,067
MEIJI Holdings Co. Ltd.	1,545	76,089
MINEBEA MITSUMI, Inc.	4,234	79,263
MISUMI Group, Inc.	2,967	67,229
Mitsubishi Chemical Holdings Corp.	13,574	80,789
Mitsubishi Corp.	2,436	83,884
Mitsubishi Estate Co. Ltd.	6,333	93,911
Mitsubishi Gas Chemical Co., Inc.	4,857	78,891
Mitsubishi HC Capital, Inc.	18,955	90,258
Mitsubishi Heavy Industries Ltd.	2,760	104,839
Mitsubishi UFJ Financial Group, Inc.	14,307	81,095
Mitsui & Co. Ltd.	3,630	91,134
Mitsui Chemicals, Inc.	3,652	89,502
Mitsui Fudosan Co. Ltd.	4,140	90,592
Mizuho Financial Group, Inc.	6,543	77,204
Murata Manufacturing Co. Ltd.	1,363	87,877
NEC Corp.	2,005	81,144

PGIM Quant Solutions Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

NGK Insulators Ltd.	6,332	$94,241
Nintendo Co. Ltd.	179	79,840
Nippon Building Fund, Inc.	16	87,000
Nippon Express Holdings, Inc.	1,348	78,010
Nippon Sanso Holdings Corp.	4,746	89,364
Nippon Shinyaku Co. Ltd.	1,221	75,592
Nippon Steel Corp.	5,307	92,775
Nippon Telegraph & Telephone Corp.	3,155	95,850
Nippon Yusen KK	1,132	94,088
Nissan Chemical Corp.	1,449	81,941
Nissan Motor Co. Ltd.	20,759	80,724
Nisshin Seifun Group, Inc.	5,845	68,377
Nissin Foods Holdings Co. Ltd.	1,250	81,757
Nitto Denko Corp.	1,243	90,279
Nomura Real Estate Holdings, Inc.	3,895	97,575
NTT Data Corp.	4,594	72,228
Oji Holdings Corp.	19,311	85,053
Ono Pharmaceutical Co. Ltd.	3,464	91,595
Open House Group Co. Ltd.	2,039	85,054
ORIX Corp.	4,739	90,245
Orix JREIT, Inc.	65	94,015
Osaka Gas Co. Ltd.	5,176	96,737
Otsuka Holdings Co. Ltd.	2,394	79,760
Persol Holdings Co. Ltd.	4,002	77,935
Resona Holdings, Inc.	20,576	76,480
Rinnai Corp.	1,197	82,475
Rohm Co. Ltd.	1,152	95,034
Ryohin Keikaku Co. Ltd.	7,489	79,756
Santen Pharmaceutical Co. Ltd.	8,880	71,876
SBI Holdings, Inc.	3,535	71,862
Secom Co. Ltd.	1,218	80,393
Seiko Epson Corp.	6,027	100,984
Sekisui Chemical Co. Ltd.	5,698	81,884
Sekisui House Ltd.	4,631	82,109
SG Holdings Co. Ltd.	4,642	83,692
Shimadzu Corp.	2,559	94,123
Shin-Etsu Chemical Co. Ltd.	559	79,615
Shizuoka Bank Ltd. (The)	11,774	68,686
SMC Corp.	159	82,270
SoftBank Corp.	7,494	86,155
Square Enix Holdings Co. Ltd.	1,935	96,348
Stanley Electric Co. Ltd.	4,775	86,869
SUMCO Corp.	5,560	90,568
Sumitomo Chemical Co. Ltd.	18,492	76,275
Sumitomo Corp.	5,790	83,206
Sumitomo Mitsui Financial Group, Inc.	2,791	85,030
Sumitomo Mitsui Trust Holdings, Inc.	2,544	76,635
Sumitomo Realty & Development Co. Ltd.	3,251	87,756
Suntory Beverage & Food Ltd.	2,316	86,624
Suzuki Motor Corp.	2,625	77,852

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Takeda Pharmaceutical Co. Ltd.	3,059	$87,991
TDK Corp.	2,498	86,640
TIS, Inc.	3,729	97,762
Tokyo Electric Power Co. Holdings, Inc.*	27,762	103,729
Tokyo Electron Ltd.	183	83,842
Tokyo Gas Co. Ltd.	4,772	93,079
Toppan, Inc.	4,571	86,105
Toray Industries, Inc.	17,310	89,592
Toshiba Corp.	2,219	99,457
Tosoh Corp.	6,104	88,904
TOTO Ltd.	2,271	76,826
Toyo Suisan Kaisha Ltd.	2,467	92,272
Toyota Tsusho Corp.	1,987	76,016
Tsuruha Holdings, Inc.	1,461	79,896
USS Co. Ltd.	5,631	102,748
Yakult Honsha Co. Ltd.	1,747	96,215
Yamaha Corp.	2,058	85,047
Yamaha Motor Co. Ltd.	4,027	81,738
Yamato Holdings Co. Ltd.	4,640	80,232
Yaskawa Electric Corp.	2,349	81,837
Yokogawa Electric Corp.	4,851	87,347
ZOZO, Inc.	3,195	68,127

		13,182,520

Jordan 0.2%

Hikma Pharmaceuticals PLC	3,285	70,308

Luxembourg 0.7%

ArcelorMittal SA	2,652	85,283
Aroundtown SA	15,612	73,142
Eurofins Scientific SE	890	82,953

		241,378

Netherlands 2.9%

Aegon NV	16,584	88,538
EXOR NV	1,160	85,553
Heineken Holding NV	1,163	92,205
Heineken NV	950	95,684
JDE Peet’s NV	3,116	91,324
Koninklijke Ahold Delhaize NV	2,799	77,240
Koninklijke KPN NV	25,370	92,412
Koninklijke Philips NV	2,864	73,761
QIAGEN NV*	1,742	80,060
Randstad NV	1,527	86,162
Stellantis NV	5,471	81,840
Wolters Kluwer NV	840	83,090

		1,027,869

New Zealand 0.9%

Fisher & Paykel Healthcare Corp. Ltd.	5,209	71,278
Mercury NZ Ltd.	21,481	76,984
Ryman Healthcare Ltd.	14,218	92,644

PGIM Quant Solutions Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

New Zealand (cont’d.)

Spark New Zealand Ltd.	29,808	$94,395

		335,301

Norway 0.7%

Equinor ASA	2,359	90,759
Orkla ASA	9,620	75,666
Yara International ASA	1,809	93,725

		260,150

Portugal 0.2%

Jeronimo Martins SGPS SA	3,810	78,001

Singapore 2.7%

CapitaLand Integrated Commercial Trust	53,305	85,207
Capitaland Investment Ltd.	30,158	86,949
CDL Hospitality Trusts	2,418	2,206
City Developments Ltd.	15,211	91,707
DBS Group Holdings Ltd.	3,554	80,260
Keppel Corp. Ltd.	18,784	94,465
Singapore Technologies Engineering Ltd.	29,427	88,278
Singapore Telecommunications Ltd.	49,530	93,634
United Overseas Bank Ltd.	3,826	82,409
UOL Group Ltd.	17,021	92,556
Venture Corp. Ltd.	6,893	90,159
Wilmar International Ltd.	26,763	81,458

		969,288

Spain 2.4%

ACS Actividades de Construccion y Servicios SA	3,344	94,775
Enagas SA	3,679	84,166
Endesa SA	4,150	91,911
Iberdrola SA	8,185	96,965
Industria de Diseno Textil SA	4,097	98,479
Naturgy Energy Group SA	3,029	91,505
Red Electrica Corp. SA	4,029	83,436
Repsol SA	6,857	110,383
Telefonica SA	19,336	105,036

		856,656

Sweden 4.8%

Alfa Laval AB	2,596	70,071
Assa Abloy AB (Class B Stock)	3,245	79,813
Electrolux AB (Class B Stock)	5,843	90,691
Epiroc AB,
(Class A Stock)	4,118	79,653
(Class B Stock)	4,890	82,118
Essity AB (Class B Stock)	3,758	98,587
Getinge AB (Class B Stock)	2,202	63,810
H & M Hennes & Mauritz AB (Class B Stock)	6,382	87,973
Husqvarna AB (Class B Stock)	8,562	77,169
Industrivarden AB (Class A Stock)	2,776	71,916
Lundin Energy AB	2,080	100,742

Description	Shares	Value

COMMON STOCKS (Continued)

Sweden (cont’d.)

Securitas AB (Class B Stock)	7,834	$83,547
SKF AB (Class B Stock)	5,468	96,472
Svenska Cellulosa AB SCA (Class B Stock)	4,614	83,554
Svenska Handelsbanken AB (Class A Stock)	9,854	96,946
Swedish Match AB	11,470	118,506
Telefonaktiebolaget LM Ericsson (Class B Stock)	8,800	71,357
Telia Co. AB	24,050	98,555
Volvo AB,
(Class A Stock)	4,715	86,325
(Class B Stock)	4,861	85,145

		1,722,950

Switzerland 3.8%

ABB Ltd.	2,713	83,098
Adecco Group AG	1,875	72,893
Coca-Cola HBC AG*	4,316	95,039
Geberit AG	144	78,936
Holcim AG*	1,832	90,683
Kuehne + Nagel International AG	321	84,601
Logitech International SA	1,180	71,966
Nestle SA	612	74,650
Novartis AG	975	88,291
Roche Holding AG,
(Bearer Shares)	190	74,201
(Genusschein)	205	69,758
SGS SA	33	81,881
STMicroelectronics NV	1,957	78,218
Swatch Group AG (The),
(Bearer Shares)	282	72,440
(Ordinary Shares)	1,475	71,659
Swiss Prime Site AG	920	92,556
Swisscom AG	154	91,000

		1,371,870

United Kingdom 9.4%

3i Group PLC	4,397	70,339
abrdn PLC	31,665	77,807
Anglo American PLC	1,682	82,384
Ashtead Group PLC	1,413	73,945
Associated British Foods PLC	4,098	89,335
Auto Trader Group PLC, 144A	10,508	78,070
Aviva PLC	12,427	67,335
Barratt Developments PLC	12,800	81,421
Berkeley Group Holdings PLC*	1,775	93,940
BP PLC	18,088	98,977
British American Tobacco PLC	2,108	93,023
British Land Co. PLC (The)	12,147	80,451
BT Group PLC	37,395	88,235
Bunzl PLC	2,205	76,882
Burberry Group PLC	3,650	78,787
Evraz PLC^	10,559	1
Ferguson PLC	670	80,476

PGIM Quant Solutions Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

GSK PLC	4,481	$97,831
HSBC Holdings PLC	13,007	87,359
Imperial Brands PLC	4,216	95,122
Intertek Group PLC	1,301	75,986
J Sainsbury PLC	27,630	79,521
JD Sports Fashion PLC	43,769	67,646
Kingfisher PLC	26,250	87,193
Land Securities Group PLC	8,379	80,962
Melrose Industries PLC	53,697	91,616
National Grid PLC	5,911	87,221
NatWest Group PLC	31,739	91,267
Next PLC	1,108	90,445
Pearson PLC	9,090	86,411
Persimmon PLC	3,090	84,766
RELX PLC	3,031	86,929
Rio Tinto PLC	1,113	80,643
Segro PLC	4,593	64,127
Shell PLC	3,227	96,637
Smiths Group PLC	4,771	93,486
SSE PLC	3,934	87,842
Taylor Wimpey PLC	50,669	83,066
Tesco PLC	22,218	72,512
United Utilities Group PLC	6,060	80,791
Vodafone Group PLC	56,839	93,525

		3,354,312

TOTAL COMMON STOCKS

(cost $35,600,329)		34,873,469

PREFERRED STOCKS 0.7%

Germany 0.7%

Henkel AG & Co. KGaA	1,348	92,183
Porsche Automobil Holding SE	915	74,792
Volkswagen AG	513	85,187

TOTAL PREFERRED STOCKS

(cost $311,158)		252,162

TOTAL LONG-TERM INVESTMENTS (cost $35,911,487)		35,125,631

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS 0.0%
AFFILIATED MUTUAL FUND 0.0%
PGIM Institutional Money Market Fund (cost $78; includes $74 of cash collateral for securities on loan)(b)(wa)			78	$78

TIME DEPOSIT 0.0%
JPMorgan Chase & Co. (cost $2,264)	0.400%	06/01/22	2	2,264

TOTAL SHORT-TERM INVESTMENTS
(cost $2,342)				2,342

TOTAL INVESTMENTS 98.4%
(cost $35,913,829)				35,127,973
Other assets in excess of liabilities 1.6%				587,486

NET ASSETS 100.0%				$35,715,459

The following abbreviations are used in the quarterly report:

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1 and 0.0% of net assets.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).